Income Taxes (Restated) (Tables)	12 Months Ended
Jan. 28, 2012
Income Taxes (Restated)
Schedule of significant components of deferred tax assets and liabilities

	Deferred Tax Asset (Liability)
	January 28, 2012		January 29, 2011
	Current	Noncurrent	Current	Noncurrent
	(In millions)
Net operating loss, general business credit, foreign tax credit and alternative minimum tax credit carryforwards	$-	$14	$-	$15
Merchandise inventories	(9)	-	(3)	-
Accrued expenses	12	1	12	1
State income taxes	1	3	2	2
Vacation accrual	7	-	7	-
Share-based compensation	-	14	-	11
Deferred rent	-	16	-	16
Other deferred tax assets	6	4	8	10
State valuation allowance	-	(14)	-	(15)
Bonus accrual	6	-	5	-
Gift cards	4	-	10	-
Property and equipment	-	(33)	-	(9)
Translation adjustment	-	-	-	(4)
Workers' compensation	17	-	17	-
Cancellation of debt income	-	(39)	-	(39)
Original issue discount related to cancellation of debt income	-	41	-	41
Other deferred tax liabilities	(3)	-	(6)	(1)
	$41	$7	$52	$28
Net deferred tax assets		$48		$80

Schedule of federal, state and international income tax provision

	Fiscal Year
	2011	2010	2009
	(In millions)
Federal:
Current	$47	$45	$18
Deferred	28	(21)	11
Total federal income tax provision	75	24	29

State:
Current	13	9	9
Deferred	2	(4)	(1)
Total state income tax provision	15	5	8

International:
Current	22	17	17
Deferred	-	-	-
Total international income tax provision	22	17	17

Total income tax provision	$112	$46	$54

Schedule of reconciliation between the actual income tax provision and the income tax provision (benefit) calculated by applying the federal statutory tax rate

	Fiscal Year
	2011	2010	2009
	(In millions)
Income tax provision at statutory rate	$101	$52	$55
State income taxes, net of federal income tax effect	9	2	3
Federal tax credits	(2)	(2)	(1)
Unrecognized tax benefits	1	(4)	(1)
State valuation allowance	1	1	1
Other	2	(3)	(3)
Total income tax provision	$112	$46	$54

Schedule of reconciliation of unrecognized tax benefits

Fiscal Year
2011
(In millions)
Balance at January 29, 2011	$9

Additions based on tax positions related to the current year	2

Additions for tax positions related to prior years	1

Settlements with taxing authorities	(1)

Balance at January 28, 2012	$11